Employee benefits (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	$ 21,597	$ 30,766
Recognized in the Statement of Income	3,150	4,119
Interest expense	2,980	2,618
Service cost	170	1,501
Recognized in Equity - other comprehensive income	2,794	(4,620)
Remeasurement: Experience (gains) / losses	(210)	(267)
Remeasurement: (gains) / losses - demographic assumptions	(16)	8
Remeasurement: (gains) / losses - financial assumptions	3,020	(4,361)
Others	754	(8,668)
Benefits paid, net of assisted contributions	(1,989)	(1,920)
Contributions paid by participants	43	45
Translation Adjustment	2,700	(6,793)
Present value of obligations at the end of the year	28,295	21,597
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	9,992	14,941
Recognized in the Statement of Income	1,374	1,241
Interest expense	1,370	1,231
Service cost	4	10
Recognized in Equity - other comprehensive income	106	(1,949)
Remeasurement: Experience (gains) / losses	(98)	(8)
Remeasurement: (gains) / losses - demographic assumptions
Remeasurement: (gains) / losses - financial assumptions	204	(1,941)
Others	261	(4,241)
Benefits paid, net of assisted contributions	(1,018)	(999)
Contributions paid by participants	22	24
Translation Adjustment	1,257	(3,266)
Present value of obligations at the end of the year	11,733	9,992
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	3,233	4,806
Recognized in the Statement of Income	442	397
Interest expense	442	395
Service cost		2
Recognized in Equity - other comprehensive income	33	(577)
Remeasurement: Experience (gains) / losses	(24)	15
Remeasurement: (gains) / losses - demographic assumptions
Remeasurement: (gains) / losses - financial assumptions	57	(592)
Others	65	(1,393)
Benefits paid, net of assisted contributions	(348)	(354)
Contributions paid by participants	5	5
Translation Adjustment	408	(1,044)
Present value of obligations at the end of the year	3,773	3,233
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	874	1,357
Recognized in the Statement of Income	120	112
Interest expense	120	112
Service cost
Recognized in Equity - other comprehensive income	90	(233)
Remeasurement: Experience (gains) / losses	64	190
Remeasurement: (gains) / losses - demographic assumptions	(4)	7
Remeasurement: (gains) / losses - financial assumptions	30	(430)
Others	44	(362)
Benefits paid, net of assisted contributions	(81)	(79)
Contributions paid by participants	16	16
Translation Adjustment	109	(299)
Present value of obligations at the end of the year	1,128	874
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	7,498	9,662
Recognized in the Statement of Income	1,214	2,369
Interest expense	1,048	880
Service cost	166	1,489
Recognized in Equity - other comprehensive income	2,565	(1,861)
Remeasurement: Experience (gains) / losses	(152)	(464)
Remeasurement: (gains) / losses - demographic assumptions	(12)	1
Remeasurement: (gains) / losses - financial assumptions	2,729	(1,398)
Others	384	(2,672)
Benefits paid, net of assisted contributions	(542)	(488)
Contributions paid by participants
Translation Adjustment	926	(2,184)
Present value of obligations at the end of the year	$ 11,661	$ 7,498